Debt - Additional Information (Details 5) - USD ($)			12 Months Ended
	Dec. 14, 2023	Feb. 19, 2021	Dec. 31, 2023	Dec. 31, 2022	Oct. 10, 2022
CP BF Lending, LLC [Member]
Debt Instrument [Line Items]
Derivatives measured at fair value		$ 3,000
Aggregate principal amount		8,000,000
Convertible Notes [Member] | CP BF Lending, LLC [Member]
Debt Instrument [Line Items]
Capitalized debt issuance costs		71,674
Aggregate principal amount		1,500,000
Convertible Notes [Member] | Loan Agreement With CPBF Lending LLC [Member]
Debt Instrument [Line Items]
Debt Issuance Costs Incurred During The Period Gross				$ 2,000
Interest expense			$ 422,507	319,743
Interest expense debt			395,575	303,121
Debt related commitement fees and debt issuance costs			$ 26,932	$ 16,622
Effective interest rate percentage			16.00%	16.00%
Medium-term Notes [Member] | Loan Agreement With CPBF Lending LLC [Member]
Debt Instrument [Line Items]
Interest expense			$ 1,140,106	$ 1,110,296
Interest expense debt			1,058,230	1,042,291
Debt related commitement fees and debt issuance costs			$ 81,876	$ 68,006
Term Note [Member] | CP BF Lending, LLC [Member]
Debt Instrument [Line Items]
Capitalized debt issuance costs		310,589
Aggregate principal amount		$ 6,500,000
Effective interest rate percentage			16.00%	16.00%
First Amendment Convertible Note [Member]
Debt Instrument [Line Items]
Amendment fee	$ 23,748
First Amendment Convertible Note [Member] | CP BF Lending, LLC [Member]
Debt Instrument [Line Items]
Aggregate principal amount					$ 321,345